income taxes - Temporary differences (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Reconciliation of temporary differences
Balance at beginning of period	$ 4,436	$ 4,010
Deferred income tax expense recognized in Net income	(140)	31
Deferred income tax expense recognized in other comprehensive income	(40)	(5)
Deferred income taxes charged directly to owners' equity and other	96	400
Balance at end of period	4,352	4,436
Property, plant, and equipment (owned) and intangible assets subject to amortization
Reconciliation of temporary differences
Balance at beginning of period	2,846	2,447
Deferred income tax expense recognized in Net income	(237)	(14)
Deferred income taxes charged directly to owners' equity and other	121	413
Balance at end of period	2,730	2,846
Intangible assets with indefinite lives
Reconciliation of temporary differences
Balance at beginning of period	1,856	1,751
Deferred income tax expense recognized in Net income	89	105
Balance at end of period	1,945	1,856
Property plant and equipment (leased), net of lease liabilities
Reconciliation of temporary differences
Balance at beginning of period	(32)	(33)
Deferred income tax expense recognized in Net income	75	1
Balance at end of period	43	(32)
Contract assets and liabilities
Reconciliation of temporary differences
Balance at beginning of period	105	195
Deferred income tax expense recognized in Net income	21	(90)
Balance at end of period	126	105
Net pension amounts
Reconciliation of temporary differences
Balance at beginning of period	(34)	(60)
Deferred income tax expense recognized in Net income	(16)	(19)
Deferred income tax expense recognized in other comprehensive income		45
Balance at end of period	(50)	(34)
Provisions not currently deductible
Reconciliation of temporary differences
Balance at beginning of period	(150)	(174)
Deferred income tax expense recognized in Net income	(52)	28
Deferred income taxes charged directly to owners' equity and other	(2)	(4)
Balance at end of period	(204)	(150)
Losses available to be carried forward
Reconciliation of temporary differences
Balance at beginning of period	(144)	(108)
Deferred income tax expense recognized in Net income	(37)	(29)
Deferred income taxes charged directly to owners' equity and other	(21)	(7)
Balance at end of period	(202)	(144)
Share-based compensation amounts and other
Reconciliation of temporary differences
Balance at beginning of period	(11)	(8)
Deferred income tax expense recognized in Net income	17	49
Deferred income tax expense recognized in other comprehensive income	(40)	(50)
Deferred income taxes charged directly to owners' equity and other	(2)	(2)
Balance at end of period	$ (36)	$ (11)